Schedule of sensitivity analysis on the power purchase and sale transactions in the active market (Details) - Post employment benefits R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
E Levation [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on purchase and sale of energy in active market, Baseline	R$ 310,307
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	299,404
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	347,905
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	396,407
Public lighting rate collected
IfrsStatementLineItems [Line Items]
Gains (losses) on purchase and sale of energy in active market, Baseline	310,307
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	299,404
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	250,900
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	R$ 202,398